Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock and Deferred Compensation	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Dec. 31, 2023	$ 6,064	$ 25,913	$ (4,924)	$ 44,018	$ (7,478)	$ 63,593
Net Income (Loss)				7,402		7,402
Other comprehensive loss					(2,622)	(2,622)
Cash dividends				(5,113)		(5,113)
Shares activity for deferred compensation plan		(285)	285
Shares purchased for treasury stock			(687)			(687)
Expense related to share-based compensation plans		884				884
Restricted stock activity	139	(139)
Ending Balance at Dec. 31, 2024	6,203	26,373	(5,326)	46,307	(10,100)	63,457
Net Income (Loss)				7,753		7,753
Other comprehensive loss					4,749	4,749
Cash dividends				(5,484)		(5,484)
Shares activity for deferred compensation plan		353	(353)
Shares purchased for treasury stock			(317)			(317)
Expense related to share-based compensation plans		357				357
Restricted stock activity	10	(10)
Ending Balance at Dec. 31, 2025	$ 6,213	$ 27,073	$ (5,996)	$ 48,576	$ (5,351)	$ 70,515